Operating Segments - Disclosure Of Geographical Areas Explanatory (Detail) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Revenue		S/ 4,385,298	S/ 4,386,112	S/ 3,875,907
Non-current assets	[1]	5,168,755	5,124,822	5,891,538
PERU
Disclosure of operating segments [line items]
Revenue		1,911,608	1,748,483	1,553,430
Non-current assets	[1]	909,284	908,301	871,520
COLOMBIA
Disclosure of operating segments [line items]
Revenue		1,434,924	1,443,032	1,192,089
Non-current assets	[1]	1,478,338	1,432,141	1,601,604
MEXICO
Disclosure of operating segments [line items]
Revenue		1,038,766	1,194,597	1,130,388
Non-current assets	[1]	S/ 2,781,133	S/ 2,784,380	S/ 3,418,414

[1]	Non-current assets exclude deferred tax assets and derivatives.